Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

	March 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Net book value
Betting platform software	$5,689,965	$(1,111,484)	$4,578,481	$4,673,314
Licenses	5,799,629	(910,191)	4,889,438	4,917,733
Location contracts	1,000,000	(947,260)	52,740	88,455
Customer relationships	870,927	(376,804)	494,123	509,237
Trademarks	119,094	(52,691)	66,403	68,843
Websites	40,000	(40,000)	—	—
	$13,519,615	$(3,438,430)	$10,081,185	$10,257,582

Amortization Expense
Amount
Remainder of 2021	$446,424
2022	450,371
2023	449,793
2024	448,118
2025	448,118
Total estimated amortization expense	$2,242,824